Acquisitions - Purchase Consideration (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Acquisitions
Allocation to drydocking included in property, plant and equipment	$ 3,040
Tove Knutsen
Acquisitions
Cash consideration paid to KNOT (from KNOP)	25,430
Purchase price adjustments	(3,596)
Acquisition-related costs	64
Purchase price	$ 21,898